Summarized Information on Current and Non-Current Finance Debt (Details) - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 31,051	$ 35,700
Finance debt total [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings			37,891
At fair value [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	23,491
At fair value [member] | Finance debt total [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		30,581	$ 3,641
At fair value [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		4,643
At fair value [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		891
At fair value [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		1,556
Later than one year and not later than two years [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	1,648
Later than one year and not later than two years [member] | Finance debt total [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 2,641
Financing		5.30%	5.20%
Later than one year and not later than two years [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 954
Later than one year and not later than two years [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 39
Later than one year and not later than two years [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		5.00%
Later than one year and not later than two years [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.10%
Later than one year and not later than two years [member] | Weighted average [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.20%
Later than one year and not later than two years [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[2]	$ 1,248
Later than one year and not later than two years [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[3]	702
Later than one year and not later than two years [member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		400
Later than one year and not later than two years [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		252
Later than one year and not later than two years [member] | Fixed interest rate [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		39
Later than two years and not later than three years [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	2,558
Later than two years and not later than three years [member] | Finance debt total [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 3,070	$ 2,973
Financing		6.10%	5.30%
Later than two years and not later than three years [member] | Later than five years and thereafter [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 15,648
Later than two years and not later than three years [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		481
Later than two years and not later than three years [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		15
Later than two years and not later than three years [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 16
Later than two years and not later than three years [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.20%
Later than two years and not later than three years [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Financing		5.90%
Later than two years and not later than three years [member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		4.70%
Later than two years and not later than three years [member] | Weighted average [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.20%
Later than two years and not later than three years [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[2]	$ 2,558
Later than two years and not later than three years [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[3]	282
Later than two years and not later than three years [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		199
Later than two years and not later than three years [member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		15
Later than two years and not later than three years [member] | Fixed interest rate [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		16
Later than three years and not later than four years [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	3,257
Later than three years and not later than four years [member] | Finance debt total [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 3,941	$ 3,988
Financing		6.00%	5.50%
Later than three years and not later than four years [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 671
Later than three years and not later than four years [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 13
Later than three years and not later than four years [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.10%
Later than three years and not later than four years [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Financing		5.40%
Later than three years and not later than four years [member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		4.70%
Later than three years and not later than four years [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[2]	$ 2,675
Later than three years and not later than four years [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[3]	280
Later than three years and not later than four years [member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		582
Later than three years and not later than four years [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		391
Later than three years and not later than four years [member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		13
Later than four years and not later than five years [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	2,585
Later than four years and not later than five years [member] | Finance debt total [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 3,119	$ 3,449
Financing		5.80%	5.60%
Later than four years and not later than five years [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 221
Later than four years and not later than five years [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 313
Later than four years and not later than five years [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.00%
Later than four years and not later than five years [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Financing		4.80%
Later than four years and not later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		4.70%
Later than four years and not later than five years [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[2]	$ 1,934
Later than four years and not later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[3]	138
Later than four years and not later than five years [member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		651
Later than four years and not later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		83
Later than four years and not later than five years [member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		313
Later than five years [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	1,545
Later than five years [member] | Finance debt total [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 2,632	$ 2,832
Financing		6.50%	6.50%
Later than five years [member] | Later than five years and thereafter [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings			$ 18,817
Later than five years [member] | Finance Debt Total Member 1 [Member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.00%
Later than five years [member] | Finance Debt Total 1 [Member]
DisclosureFinanceDebtLineItems [Line Items]
Financing			5.90%
Later than five years [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 436
Later than five years [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 651
Later than five years [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.40%
Later than five years [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Financing		4.30%
Later than five years [member] | Weighted average [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.20%
Later than five years [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[2]	$ 1,143
Later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[3]	138
Later than five years [member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		402
Later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		298
Later than five years [member] | Fixed interest rate [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		651
Later than five years and thereafter [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	12,093
Later than five years and thereafter [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		2,053
Later than five years and thereafter [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		570
Later than five years and thereafter [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 932
Later than five years and thereafter [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.60%
Later than five years and thereafter [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Financing		4.80%
Later than five years and thereafter [member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing		4.70%
Later than five years and thereafter [member] | Weighted average [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Financing		6.40%
Later than five years and thereafter [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[2]	$ 897
Later than five years and thereafter [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[3]	528
Later than five years and thereafter [member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		11,196
Later than five years and thereafter [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		1,525
Later than five years and thereafter [member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		570
Later than five years and thereafter [member] | Fixed interest rate [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		932
Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	23,686
Total [Member] | Finance debt total [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	$ 31,051	$ 35,700
Financing	[1]	6.30%	6.20%
Total [Member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	$ 4,816
Total [Member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	911
Total [Member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	$ 1,638
Total [Member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing	[1]	6.40%
Total [Member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Financing	[1]	5.20%
Total [Member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Financing	[1]	4.70%
Total [Member] | Weighted average [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Financing	[1]	6.30%
Total [Member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1],[2]	$ 10,455
Total [Member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1],[3]	2,068
Total [Member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	13,231
Total [Member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	2,748
Total [Member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	911
Total [Member] | Fixed interest rate [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	$ 1,638

[1]	The average maturity of outstanding debt as of June 30, 2022 and 2021 is 13.04 years (13.39 years as of December 31, 2021).
[2]	Operations with variable index + fixed spread.
[3]	Operations with variable index + fixed spread, if applicable.